Segment Information - Schedule of Geographic Area Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	$ 669,893	$ 661,913	$ 879,387
Long-lived assets	222,285	208,020	193,205
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	40,050	38,223	29,200
Long-lived assets	123,698	114,145	101,111
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	83,970	67,226	57,621
Long-lived assets	59,108	56,629	55,154
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	537,111	549,174	785,319
Long-lived assets	39,479	37,246	36,940
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	$ 8,762	$ 7,290	$ 7,247